LEASES (Tables)	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2012, follows:

(In thousands)

2013	$1,211
2014	1,020
2015	954
2016	925
2017	896
2018 and thereafter	2,527
Total	$7,533